UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell		Paulita A. Pike
Harris Associates L.P.		K&L Gates LLP
Two North LaSalle Street, #500		Three First National Plaza, #3100
Chicago, Illinois 60602		Chicago, Illinois 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/12

Date of reporting period:	6/30/12

Item 1. Schedule of Investments.

OAKMARK FUND

Schedule of Investments—June 30, 2012 (Unaudited)

Name	Shares Held	Value
Common Stocks—95.1%

Advertising—2.1%
Omnicom Group, Inc.	2,676,254	$130,065,944

Aerospace & Defense—2.4%
Northrop Grumman Corp.	1,330,000	84,840,700
The Boeing Co.	798,000	59,291,400
		144,132,100
Air Freight & Logistics—2.3%
FedEx Corp.	1,555,000	142,453,550

Asset Management & Custody Banks—5.0%
State Street Corp.	2,490,000	111,153,600
Franklin Resources, Inc.	925,000	102,665,750
Bank of New York Mellon Corp.	4,159,630	91,303,878
		305,123,228
Auto Parts & Equipment—1.1%
Delphi Automotive PLC (a) (b)	2,700,000	68,850,000

Broadcasting—2.2%
Discovery Communications, Inc., Class C (a)	2,660,140	133,246,413

Cable & Satellite—4.3%
Comcast Corp., Class A	4,940,000	155,116,000
DIRECTV, Class A (a)	2,264,155	110,536,047
		265,652,047
Catalog Retail—1.9%
Liberty Interactive Corp., Class A (a)	6,405,000	113,944,950

Computer & Electronics Retail—1.6%
Best Buy Co., Inc.	4,740,000	99,350,400

Computer Hardware—4.0%
Apple, Inc. (a)	230,000	134,320,000
Dell, Inc. (a)	9,080,000	113,681,600
		248,001,600
Consumer Finance—2.7%
Capital One Financial Corp.	2,979,800	162,875,868

Data Processing & Outsourced Services—3.3%
MasterCard, Inc., Class A	299,000	128,602,890
Automatic Data Processing, Inc.	1,375,000	76,532,500
		205,135,390
Department Stores—1.3%
Kohl’s Corp.	1,741,900	79,239,031

Distillers & Vintners—1.3%
Diageo PLC (c)	759,900	78,322,893

Name	Shares Held	Value
Common Stocks—95.1% (cont.)

Diversified Banks—2.3%
Wells Fargo & Co.	4,165,000	$139,277,600

Electronic Manufacturing Services—2.3%
TE Connectivity, Ltd. (b)	4,335,644	138,350,400

Health Care Equipment—5.0%
Medtronic, Inc.	3,670,000	142,139,100
Covidien PLC (b)	1,985,000	106,197,500
Baxter International, Inc.	1,103,000	58,624,450
		306,961,050
Home Improvement Retail—2.0%
The Home Depot, Inc.	2,356,500	124,870,935

Hypermarkets & Super Centers—1.6%
Wal-Mart Stores, Inc.	1,415,000	98,653,800

Industrial Conglomerates—1.9%
3M Co.	1,273,000	114,060,800

Industrial Machinery—3.8%
Illinois Tool Works, Inc.	2,385,000	126,142,650
Parker Hannifin Corp.	1,350,000	103,788,000
		229,930,650
Insurance Brokers—1.0%
Aon PLC (b)	1,300,000	60,814,000

Integrated Oil & Gas—3.9%
Exxon Mobil Corp.	1,545,000	132,205,650
Cenovus Energy, Inc. (b)	3,450,000	109,710,000
		241,915,650
Internet Software & Services—4.0%
eBay, Inc. (a)	3,500,000	147,035,000
Google, Inc., Class A (a)	170,000	98,611,900
		245,646,900
Investment Banking & Brokerage—1.6%
The Goldman Sachs Group, Inc.	1,050,000	100,653,000

Life & Health Insurance—1.7%
Aflac, Inc.	2,500,000	106,475,000

Motorcycle Manufacturers—0.8%
Harley-Davidson, Inc.	1,102,000	50,394,460

Movies & Entertainment—5.4%
Time Warner, Inc.	3,492,566	134,463,791
The Walt Disney Co.	2,056,300	99,730,550
Viacom, Inc., Class B	2,029,745	95,438,610
		329,632,951

Name	Shares Held/ Par Value	Value
Common Stocks—95.1% (cont.)

Multi-line Insurance—1.1%
American International Group, Inc. (a)	2,100,000	$67,389,000

Oil & Gas Exploration & Production—1.3%
Devon Energy Corp.	1,400,000	81,186,000

Other Diversified Financial Services—4.4%
JPMorgan Chase & Co.	4,255,000	152,031,150
Bank of America Corp.	14,500,000	118,610,000
		270,641,150
Packaged Foods & Meats—2.5%
Unilever PLC (c)	3,530,000	119,066,900
H.J. Heinz Co.	650,000	35,347,000
		154,413,900
Pharmaceuticals—2.0%
Merck & Co., Inc.	2,886,535	120,512,837

Restaurants—1.0%
McDonald’s Corp.	699,000	61,882,470

Semiconductor Equipment—1.3%
Applied Materials, Inc.	7,160,000	82,053,600

Semiconductors—4.3%
Intel Corp.	5,045,000	134,449,250
Texas Instruments, Inc.	4,395,000	126,092,550
		260,541,800
Systems Software—4.4%
Oracle Corp.	5,000,000	148,500,000
Microsoft Corp.	3,970,000	121,442,300
		269,942,300

Total Common Stocks (Cost: $4,345,805,894)		$5,832,593,667

Short Term Investment—4.7%

Repurchase Agreement—4.7%

Fixed Income Clearing Corp. Repurchase Agreement, 0.1% dated 6/29/2012 due 7/2/2012, repurchase price $289,872,758, collateralized by a Federal Home Loan Mortgage Corp. Bond, with a rate of 4.750%, with a maturity of 11/17/2015, and with a fair value plus accrued interest of $7,342,875, and by a Federal National Mortgage Association Bond, with a rate of 4.375%, with a maturity of 10/15/2015, and with a fair value plus accrued interest of $117,570,488, and by a United States Treasury Bond, with a rate of 4.500%, with a maturity of 11/15/2015, and with a fair value plus accrued interest of $170,758,950 (Cost: $289,870,342)

	$289,870,342	289,870,342

Total Short Term Investment (Cost: $289,870,342)		$289,870,342

Total Investments (Cost: $4,635,676,236)—99.8%	6,122,464,009
Foreign Currencies (Cost: $633,680)—0.0%(d)	633,680
Other Assets In Excess of Liabilities—0.2%	9,786,584

Total Net Assets—100%	$6,132,884,273

(a)	Non-income producing security
(b)	Foreign domiciled corporation
(c)	Sponsored American Depositary Receipt
(d)	Amount rounds to less than 0.1%

OAKMARK SELECT FUND

Schedule of Investments—June 30, 2012 (Unaudited)

Name	Shares Held	Value
Common Stocks—96.0%

Air Freight & Logistics—4.5%
FedEx Corp.	1,450,000	$132,834,500

Auto Parts & Equipment—4.0%
TRW Automotive Holdings Corp. (a)	3,200,000	117,632,000

Broadcasting—8.4%
Discovery Communications, Inc., Class C (a)	4,909,500	245,916,855

Cable & Satellite—9.3%
Comcast Corp., Class A	4,750,000	149,150,000
DIRECTV, Class A (a)	2,547,949	124,390,870
		273,540,870
Catalog Retail—5.4%
Liberty Interactive Corp., Class A (a)	9,000,000	160,110,000

Computer Hardware—3.8%
Dell, Inc. (a)	9,013,000	112,842,760

Consumer Finance—5.7%
Capital One Financial Corp.	3,050,000	166,713,000

Data Processing & Outsourced Services—4.6%
MasterCard, Inc., Class A	315,000	135,484,650

Electronic Manufacturing Services—5.5%
TE Connectivity, Ltd. (b)	5,043,938	160,952,062

Health Care Equipment—4.5%
Medtronic, Inc.	3,400,000	131,682,000

Independent Power Producers & Energy Traders—3.5%
Calpine Corp. (a)	6,254,404	103,260,210

Integrated Oil & Gas—4.0%
Cenovus Energy, Inc. (b)	3,734,800	118,766,640

Internet Software & Services—5.0%
eBay, Inc. (a)	3,500,000	147,035,000

Movies & Entertainment—4.7%
Time Warner, Inc.	3,560,666	137,085,641

Oil & Gas Exploration & Production—5.1%
Newfield Exploration Co. (a)	5,119,534	150,053,542

Other Diversified Financial Services—4.9%
JPMorgan Chase & Co.	4,000,000	142,920,000

Semiconductors—8.7%
Intel Corp.	5,297,000	141,165,050
Texas Instruments, Inc.	4,050,000	116,194,500
		257,359,550
Systems Software—4.4%
BMC Software, Inc. (a)	3,000,000	128,040,000

Name	Description	Par Value	Value
Common Stocks—96.0% (cont.)

Total Common Stocks (Cost: $1,975,522,517)			$2,822,229,280

Short Term Investment—3.9%

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.1% dated 6/29/2012 due 7/2/2012, repurchase price $114,380,136 collateralized by Federal National Mortgage Association Bonds, with rates from 2.000% - 4.375%, with maturities from 8/18/2015 - 10/15/2015, and with an aggregate fair value plus accrued interest of $116,668,813 (Cost: $114,379,183)		$114,379,183	$114,379,183

Total Short Term Investment (Cost: $114,379,183)			$114,379,183

Total Investments (Cost: $2,089,901,700)—99.9%			2,936,608,463
Foreign Currencies (Cost: $685,991)—0.0%(c)			685,991
Other Assets In Excess of Liabilities—0.1%			2,049,560

Total Net Assets—100%			$2,939,344,014

(a)	Non-income producing security
(b)	Foreign domiciled corporation
(c)	Amount rounds to less than 0.1%.

OAKMARK EQUITY AND INCOME FUND

Schedule of Investments—June 30, 2012 (Unaudited)

Name	Shares Held	Value
Common Stocks—70.1%

Aerospace & Defense—4.7%
General Dynamics Corp.	8,335,000	$549,776,600
Northrop Grumman Corp.	4,312,500	275,094,375
Teledyne Technologies, Inc. (a)	1,097,314	67,649,408
		892,520,383
Air Freight & Logistics—1.1%
FedEx Corp.	2,210,000	202,458,100

Apparel Retail—2.2%
The TJX Cos., Inc.	7,628,800	327,504,384
Foot Locker, Inc.	3,000,000	91,740,000
		419,244,384
Apparel, Accessories & Luxury Goods—0.6%
Carter’s, Inc. (a)	2,324,000	122,242,400

Auto Parts & Equipment—0.9%
Lear Corp.	4,637,454	174,971,139

Broadcasting—2.0%
Scripps Networks Interactive, Inc., Class A	6,500,000	369,590,000

Catalog Retail—0.2%
HSN, Inc.	1,036,796	41,834,719

Communications Equipment—0.4%
Arris Group, Inc. (a)	4,785,400	66,564,914

Data Processing & Outsourced Services—3.0%
MasterCard, Inc., Class A	959,358	412,629,469
Broadridge Financial Solutions, Inc. (b)	6,900,000	146,763,000
		559,392,469
Distillers & Vintners—3.0%
Diageo PLC (c)	5,559,100	572,976,437

Diversified Metals & Mining—0.9%
Walter Energy, Inc. (b)	4,038,200	178,326,912

Drug Retail—1.5%
CVS Caremark Corp.	6,000,000	280,380,000

Electrical Components & Equipment—1.7%
Rockwell Automation Inc.	4,842,401	319,889,010

Electronic Manufacturing Services—1.1%
TE Connectivity, Ltd. (d)	6,397,500	204,144,225

Environmental & Facilities Services—1.0%
Republic Services, Inc.	7,174,500	189,837,270

Health Care Distributors—0.1%
PharMerica Corp. (a) (b)	1,710,000	18,673,200

Name	Shares Held	Value
Common Stocks—70.1% (cont.)

Health Care Equipment—4.6%
Varian Medical Systems, Inc. (a) (b)	5,700,000	$346,389,000
CR Bard, Inc.	2,777,241	298,386,773
Boston Scientific Corp. (a)	32,973,900	186,962,013
Steris Corp.	795,100	24,942,287
		856,680,073
Health Care Facilities—0.3%
VCA Antech, Inc. (a)	2,708,466	59,532,083

Health Care Services—5.0%
Laboratory Corp. of America Holdings (a)	4,513,300	417,976,713
Quest Diagnostics, Inc.	5,912,000	354,128,800
Omnicare, Inc.	5,154,500	160,975,035
		933,080,548
Home Furnishings—1.5%
Mohawk Industries, Inc. (a)	2,203,001	153,835,560
Leggett & Platt, Inc.	5,861,738	123,858,524
		277,694,084
Industrial Machinery—6.7%
Dover Corp.	8,075,500	432,927,555
Flowserve Corp. (b)	3,639,184	417,596,364
Parker Hannifin Corp.	3,289,185	252,872,543
Illinois Tool Works, Inc.	2,813,600	148,811,304
Blount International, Inc. (a)	600,000	8,790,000
		1,260,997,766
Integrated Oil & Gas—3.0%
Cenovus Energy, Inc. (d)	17,749,100	564,421,380

Internet Software & Services—0.8%
eBay, Inc. (a)	3,730,513	156,718,851

Investment Banking & Brokerage—0.5%
TD Ameritrade Holding Corp.	5,460,500	92,828,500

Managed Health Care—3.4%
UnitedHealth Group, Inc.	11,033,500	645,459,750

Office Services & Supplies—0.0%(e)
Mine Safety Appliances Co.	118,863	4,783,047

Oil & Gas Drilling—0.6%
Patterson-UTI Energy, Inc.	7,489,201	109,042,766

Oil & Gas Equipment & Services—1.2%
Baker Hughes, Inc.	5,324,500	218,836,950

Oil & Gas Exploration & Production—8.1%
Apache Corp.	4,450,000	391,110,500
Encana Corp. (d)	16,572,600	345,207,258

Name	Shares Held/ Par Value	Value
Common Stocks—70.1% (cont.)

Oil & Gas Exploration & Production—8.1% (cont.)
Cimarex Energy Co.	4,165,500	$229,602,360
Devon Energy Corp.	3,920,500	227,349,795
Range Resources Corp.	3,296,000	203,923,520
Concho Resources, Inc. (a)	1,501,200	127,782,144
		1,524,975,577
Packaged Foods & Meats—3.3%
Nestle SA (c) (f)	10,390,500	619,065,990

Pharmaceuticals—1.1%
Hospira, Inc. (a) (b)	5,715,500	199,928,190

Semiconductors—1.7%
Texas Instruments, Inc.	10,973,507	314,829,916

Specialty Stores—0.9%
Staples, Inc.	12,599,000	164,416,950

Tobacco—3.0%
Philip Morris International, Inc.	6,506,000	567,713,560

Total Equities (Cost: $10,334,710,569)		$13,184,051,543

Fixed Income—22.4%

Asset Backed Securities—0.1%

Specialty Stores—0.1%
Cabela’s Master Credit Card Trust, 144A, 0.792%, due 10/15/2019, Series 2011-4A, Class A2 (g) (h)	$11,450,000	11,484,151

Corporate Bonds—1.1%

Casinos & Gaming—0.1%
Penn National Gaming, Inc., 8.75%, due 8/15/2019	10,000,000	11,075,000
Ameristar Casinos, Inc., 7.50%, due 4/15/2021	2,000,000	2,140,000
		13,215,000
Catalog Retail—0.0%(e)
HSN, Inc., 11.25%, due 8/1/2016	880,000	935,009

Health Care Equipment—0.3%
Kinetic Concepts, Inc., 144A, 10.50%, due 11/1/2018 (h)	48,080,000	50,484,000
Kinetic Concepts, Inc., 144A, 12.50%, due 11/1/2019 (h)	14,400,000	13,032,000
		63,516,000
Movies & Entertainment—0.0%(e)
Ticketmaster Entertainment LLC, 10.75%, due 8/1/2016	5,000,000	5,300,000

Oil & Gas Exploration & Production—0.2%
Denbury Resources, Inc., 9.75%, due 3/1/2016	18,101,000	19,888,474
Concho Resources, Inc., 5.50%, due 10/1/2022	7,000,000	6,930,000

Name	Par Value		Value
Fixed Income—22.4% (cont.)

Corporate Bonds—1.1% (cont.)

Oil & Gas Exploration & Production—0.2% (cont.)
Encore Acquisition Co., 9.50%, due 5/1/2016	$2,550,000		$2,785,875
			29,604,349
Other Diversified Financial Services—0.3%
SSIF Nevada, LP, 144A, 1.167%, due 4/14/2014 (g) (h)	55,100,000		54,730,610

Packaged Foods & Meats—0.0%(e)
Post Holdings, Inc., 144A, 7.375%, due 2/15/2022 (h)	1,000,000		1,055,000

Paper Packaging—0.1%
Sealed Air Corp., 144A, 5.625%, due 7/15/2013 (h)	18,740,000		19,349,050

Property & Casualty Insurance—0.0%(e)
OneBeacon US Holdings, Inc., 5.875%, due 5/15/2013	3,589,000		3,691,462

Semiconductor Equipment—0.1%
ASML Holding NV, 5.75%, due 6/13/2017	EUR	9,660,000	13,755,257

Total Corporate Bonds (Cost: $197,811,415)			$205,151,737

Government and Agency Securities—21.2%

Canadian Government Bonds—0.8%
Canadian Government Bond, 1.50%, due 12/1/2012	CAD	100,000,000	98,415,677
Canadian Government Bond, 4.25%, due 12/1/2021, Inflation Indexed	CAD	36,768,000	51,160,644
			149,576,321
Norwegian Government Bonds—0.1%
Norwegian Government Bond, 6.50%, due 5/15/2013	NOK	150,000,000	26,282,434

U.S. Government Agencies—0.3%
Federal National Mortgage Association, 3.97%, due 11/27/2019	$32,000,000		32,411,360
Federal National Mortgage Association, 1.07%, due 9/21/2015	25,000,000		25,039,050
			57,450,410
U.S. Government Notes—20.0%
United States Treasury Note, 1.25%, due 7/15/2020, Inflation Indexed	527,460,000		612,430,641
United States Treasury Note, 1.375%, due 7/15/2018, Inflation Indexed	533,440,000		608,996,975
United States Treasury Note, 2.875%, due 1/31/2013	483,005,000		490,533,116
United States Treasury Note, 0.125%, due 9/30/2013	300,000,000		299,425,800
United States Treasury Note, 2.125%, due 1/15/2019, Inflation Indexed	214,310,000		256,418,486
United States Treasury Note, 1.00%, due 9/30/2016	200,000,000		203,109,400
United States Treasury Note, 0.625%, due 2/28/2013	200,000,000		200,578,200
United States Treasury Note, 0.125%, due 8/31/2013	200,000,000		199,664,000
United States Treasury Note, 1.125%, due 6/15/2013	175,000,000		176,449,175
United States Treasury Note, 1.00%, due 1/15/2014	100,000,000		101,050,800

Name		Par Value	Value
Fixed Income—22.4% (cont.)

Government and Agency Securities—21.2% (cont.)

U.S. Government Notes—20.0% (cont.)
United States Treasury Note, 1.375%, due 11/15/2012		$100,000,000	$100,445,300
United States Treasury Note, 1.125%, due 12/15/2012		100,000,000	100,425,800
United States Treasury Note, 1.375%, due 10/15/2012		100,000,000	100,351,600
United States Treasury Note, 1.375%, due 9/15/2012		100,000,000	100,253,900
United States Treasury Note, 1.50%, due 7/15/2012		100,000,000	100,046,900
United States Treasury Note, 0.375%, due 8/31/2012		100,000,000	100,043,000
			3,750,223,093

Total Government and Agency Securities (Cost: $3,783,172,804)			$3,983,532,258

Total Fixed Income (Cost: $3,992,434,219)			$4,200,168,146

Short Term Investments—6.4%

Canadian Treasury Bills—3.1%
Canadian Treasury Bills, 0.80% - 1.18%, due 7/5/2012 - 11/22/2012 (i) (Cost: $599,153,886)	CAD	600,000,000	$588,230,036

Commercial Paper—0.8%
Wellpoint, Inc., 144A, 0.23% - 0.32%, due 7/16/2012 - 8/13/2012 (h) (i)		55,000,000	54,986,897
Kellogg Co., 144A, 0.18% - 0.20%, due 7/5/2012 - 7/6/2012 (h) (i)		$43,000,000	42,998,883
Toyota Motor Credit Corp., 0.13% - 0.15%, due 7/18/2012 - 7/25/2012 (i)		30,090,000	30,087,188
John Deere Capital Co., 144A, 0.15%, due 7/12/2012 (h) (i)		25,000,000	24,998,854
Total Commercial Paper (Cost: $153,072,328)			153,071,822

Repurchase Agreement—2.5%

Fixed Income Clearing Corp. Repurchase Agreement, 0.1% dated 6/29/2012 due 7/2/2012, repurchase price $480,444,768, collateralized by Federal Home Loan Bank Bonds, with rates from 0.220% - 0.350%, with maturities from 7/17/2013 - 8/8/2013, and with an aggregate fair value plus accrued interest of $226,684,860, and by a Federal Home Loan Bank Discount Note, with a rate of 0.000%, with a maturity of 6/27/2013, and with a fair value plus accrued interest of $49,937,500, and by a Federal Home Loan Mortgage Corp. Bond, with a rate of 4.500%, with a maturity of 7/15/2013, and with a fair value plus accrued interest of $67,016,250, and by a United States Treasury Bill, with a rate of 0.000%, with a maturity of 6/27/2013 and with a fair value plus accrued interest of $146,411,590 (Cost: $480,440,765)

		$480,440,764	480,440,765

Total Short Term Investments (Cost: $1,232,666,979)			$1,221,742,623

Total Investments (Cost: $15,559,811,767)—98.9%			18,605,962,312

Foreign Currencies (Cost: $27,446,020)—0.2%			28,059,285

Other Assets In Excess of Liabilities—0.9%	171,091,463

Total Net Assets—100%	$18,805,113,060

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Sponsored American Depositary Receipt
(d)	Foreign domiciled corporation
(e)	Amount rounds to less than 0.1%.
(f)	Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.
(g)	Floating Rate Note. Rate shown is as of June 30, 2012.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

(i)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Key to abbreviations:
CAD: Canadian Dollar
EUR: Euro
NOK: Norwegian Krone

OAKMARK GLOBAL FUND

Global Diversification —June 30, 2012 (Unaudited)

			% of Equity Investments
United States 50.0%
		United States	50.0%
Europe 26.2%
		Switzerland	14.2%
	*	Germany	5.3%
	*	Spain	2.4%
		United Kingdom	1.8%
	*	Italy	1.1%
	*	Netherlands	0.8%
		Sweden	0.6%
Asia 22.2%
		Japan	22.2%
Australasia 1.6%
		Australia	1.6%

*                 Euro currency countries comprise 9.6% of equity investments.

OAKMARK GLOBAL FUND

Schedule of Investments—June 30, 2012 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—98.2%

Air Freight & Logistics—3.3%
FedEx Corp. (United States)	Package & Freight Delivery Services	754,600	$69,128,906

Asset Management & Custody Banks—3.4%
Julius Baer Group, Ltd. (Switzerland)	Asset Management	1,988,200	71,764,981

Automobile Manufacturers—6.2%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	1,944,800	77,611,960
Daimler AG (Germany)	Automobile Manufacturer	1,204,900	53,894,055
			131,506,015
Broadcasting—3.5%
Discovery Communications, Inc., Class C (United States) (a)	Media Management & Network Services	1,454,251	72,843,433

Building Products—0.6%
Assa Abloy AB, Class B (Sweden)	Develops, Designs & Manufactures Security Locks	481,600	13,409,011

Construction & Farm Machinery & Heavy Trucks—1.1%
Fiat Industrial SPA (Italy)	Branded Truck & Tractor Manufacturer	2,324,100	22,764,475

Data Processing & Outsourced Services—4.2%
MasterCard, Inc., Class A (United States)	Transaction Processing Services	208,700	89,763,957

Distillers & Vintners—1.3%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	1,066,400	27,423,757

Diversified Banks—2.4%
Banco Santander SA (Spain)	Retail, Commercial & Private Banking & Asset Management Services	7,659,891	50,610,212

Diversified Capital Markets—2.8%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	3,295,280	59,923,650

Diversified Chemicals—0.8%
Akzo Nobel NV (Netherlands)	Produces & Markets Chemicals, Coatings & Paints	347,000	16,265,309

Electronic Components—4.9%
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	678,000	66,498,030
OMRON Corp. (Japan)	Component, Equipment & System Manufacturer	1,789,600	37,388,278
			103,886,308

Name	Description	Shares Held	Value
Common Stocks—98.2% (cont.)

Electronic Manufacturing Services—2.7%
TE Connectivity, Ltd. (Switzerland)	Electronic Equipment, Instruments & Components	1,785,200	$56,965,732

Fertilizers & Agricultural Chemicals—1.6%
Incitec Pivot, Ltd. (Australia)	Fertilizer Manufacturer & Supplier	11,538,500	33,657,501

Health Care Facilities—2.0%
Tenet Healthcare Corp. (United States) (a)	Hospitals & Health Care Facilities	8,044,700	42,154,228

Health Care Services—4.1%
Laboratory Corp. of America Holdings (United States) (a)	Medical Laboratory & Testing Services	946,000	87,609,060

Home Entertainment Software—3.4%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	4,562,600	71,291,517

Human Resource & Employment Services—2.8%
Adecco SA (Switzerland)	Temporary Employment Services	1,348,400	59,666,860

Industrial Conglomerates—3.1%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	1,140,300	55,845,986
Smiths Group PLC (United Kingdom)	Global Technology Company	627,700	9,978,192
			65,824,178
Industrial Machinery—4.5%
Snap-on, Inc. (United States)	Tool & Equipment Manufacturer	1,540,700	95,908,575

Investment Banking & Brokerage—3.9%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	22,141,000	82,265,303

Managed Health Care—1.4%
Health Net, Inc. (United States) (a)	Health Care Benefit Manager	1,190,200	28,886,154

Marine—0.9%
Kuehne + Nagel International AG (Switzerland)	Sea, Land & Rail Freight Transportation Businesses	178,200	18,812,243

Movies & Entertainment—2.2%
Live Nation Entertainment, Inc. (United States) (a)	Live Events Producer, Operator, & Promoter	4,947,198	45,415,278

Office Electronics—2.5%
Canon, Inc. (Japan)	Computers & Information	1,332,900	52,775,737

Oil & Gas Exploration & Production—3.1%
Apache Corp. (United States)	Oil & Natural Gas Exploration & Production	506,100	44,481,129
Cimarex Energy Co. (United States)	Oil & Natural Gas Exploration & Production	366,271	20,188,857
			64,669,986

Name	Description	Shares Held/ Par Value	Value
Common Stocks—98.2% (cont.)

Packaged Foods & Meats—1.3%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	467,300	$27,841,558

Railroads—2.3%
Union Pacific Corp. (United States)	Rail Transportation Provider	408,100	48,690,411

Research & Consulting Services—3.6%
Equifax, Inc. (United States)	Information Management, Transaction Processing, Direct Marketing & Customer Relationship Management	1,626,900	75,813,540

Semiconductor Equipment—1.9%
Applied Materials, Inc. (United States)	Develops, Manufactures, Markets & Services Semiconductor Wafer Fabrication Equipment	3,580,100	41,027,946

Semiconductors—8.0%
Intel Corp. (United States)	Computer Component Manufacturer & Designer	2,558,200	68,176,030
Texas Instruments, Inc. (United States)	Designs & Supplies Digital Signal Processing, Analog Technologies & Microcontroller Semiconductors	2,135,900	61,278,971
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	1,066,900	40,641,903
			170,096,904
Specialty Chemicals—3.6%
International Flavors & Fragrances, Inc. (United States)	Manufactures Flavors & Fragrance Products	809,300	44,349,640
Kansai Paint Co., Ltd. (Japan)	Manufactures & Sells a Wide Range of Paints & Related Products	3,042,300	32,388,782
			76,738,422
Systems Software—4.8%
Oracle Corp. (United States)	Software Services	3,449,300	102,444,210

Total Common Stocks (Cost: $1,975,253,825)			$2,077,845,357

Short Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.1% dated 6/29/2012 due 7/2/2012, repurchase price $20,311,001, collateralized by a Federal National Mortgage Association Bond, with a rate of 4.375%, with a maturity of 10/15/2015, and with a fair value plus accrued interest of $20,719,088 (Cost: $20,310,832)		$20,310,832	20,310,832

Total Short Term Investment (Cost: $20,310,832)			$20,310,832

Total Investments (Cost: $1,995,564,657)—99.2%	2,098,156,189
Foreign Currencies (Cost: $1,025,064)—0.0%(b)	1,020,630
Other Assets In Excess of Liabilities—0.8%	16,223,081

Total Net Assets—100%	$2,115,399,900

(a)	Non-income producing security
(b)	Amount rounds to less than 0.1%.

OAKMARK GLOBAL SELECT FUND

Global Diversification —June 30, 2012 (Unaudited)

			% of Equity Investments
United States 46.4%
		United States	46.4%
Europe 32.8%
		Switzerland	19.0%
	*	Germany	9.6%
		United Kingdom	4.2%
Asia 16.1%
		Japan	16.1%
North America 4.7%
		Canada	4.7%

*                 Euro currency countries comprise 9.6% of equity investments.

OAKMARK GLOBAL SELECT FUND

Schedule of Investments—June 30, 2012 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—94.8%

Air Freight & Logistics—5.0%
FedEx Corp. (United States)	Package & Freight Delivery Services	290,000	$26,566,900

Application Software—3.8%
SAP AG (Germany)	Develops Business Software	343,600	20,238,954

Automobile Manufacturers—10.6%
Daimler AG (Germany)	Automobile Manufacturer	640,200	28,635,550
Toyota Motor Corp. (Japan)	Automobile Manufacturer	699,100	27,899,281
			56,534,831
Cable & Satellite—5.7%
Comcast Corp., Class A (United States)	Cable Communication Networks Provider	974,000	30,583,600

Catalog Retail—5.0%
Liberty Interactive Corp., Class A (United States) (a)	Home & Internet Shopping Online Travel	1,520,000	27,040,800

Computer Hardware—4.2%
Dell, Inc. (United States) (a)	Technology Products & Services	1,796,000	22,485,920

Consumer Finance—5.4%
Capital One Financial Corp. (United States)	Credit Card Products & Services Provider	530,000	28,969,800

Distillers & Vintners—4.0%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	826,700	21,259,583

Diversified Capital Markets—4.9%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	1,443,200	26,244,147

Electronic Manufacturing Services—4.6%
TE Connectivity, Ltd. (Switzerland)	Electronic Equipment, Instruments & Components	773,900	24,695,149

Health Care Equipment—4.6%
Medtronic, Inc. (United States)	Develops Therapeutic & Diagnostic Medical Products	642,000	24,864,660

Human Resource & Employment Services—5.3%
Adecco SA (Switzerland)	Temporary Employment Services	645,900	28,581,152

Integrated Oil & Gas—4.5%
Cenovus Energy, Inc. (Canada)	Integrated Oil Company	760,000	24,168,000

Investment Banking & Brokerage—5.4%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	7,753,000	28,806,418

Other Diversified Financial Services—5.0%
JPMorgan Chase & Co. (United States)	Global Financial Services & Retail Banking	755,000	26,976,150

Name	Description	Shares Held/ Par Value	Value
Common Stocks—94.8% (cont.)

Packaged Foods & Meats—3.2%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	283,900	$16,914,655

Semiconductors—13.6%
Intel Corp. (United States)	Computer Component Manufacturer & Designer	937,000	24,971,050
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	653,500	24,894,070
Texas Instruments, Inc. (United States)	Designs & Supplies Digital Signal Processing, Analog Technologies & Microcontroller Semiconductors	810,000	23,238,900
			73,104,020

Total Common Stocks (Cost: $507,596,449)			$508,034,739

Short Term Investment—3.8%

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.1% dated 6/29/2012 due 7/2/2012, repurchase price $20,676,769, collateralized by a Federal Home Loan Mortgage Corp. Bond, with a rate of 4.750%, with a maturity of 11/17/2015, and with a fair value plus accrued interest of $16,115,438, and by Federal National Mortgage Association Bonds, with rates from 0.750% - 5.000%, with maturities from 11/24/2015 - 3/15/2016, and with an aggregate fair value plus accrued interest of $4,977,714 (Cost: $20,676,597)		$20,676,597	20,676,597

Total Short Term Investment (Cost: $20,676,597)			$20,676,597

Total Investments (Cost: $528,273,046)—98.6%			528,711,336

Foreign Currencies (Cost: $341,746)—0.1%			340,916
Other Assets In Excess of Liabilities—1.3%			6,900,793

Total Net Assets—100%			$535,953,045

(a)	Non-income producing security

OAKMARK INTERNATIONAL FUND

Global Diversification —June 30, 2012 (Unaudited)

			% of Equity Investments
Europe 72.8%
		Switzerland	18.6%
		United Kingdom	17.2%
	*	Netherlands	8.6%
	*	France	8.4%
	*	Germany	8.0%
	*	Italy	5.6%
	*	Spain	2.6%
	*	Ireland	2.0%
		Sweden	1.7%
Asia 21.1%
		Japan	21.1%
Australasia 3.7%
		Australia	3.7%
North America 2.0%
		Canada	2.0%
Latin America 0.4%
		Mexico	0.4%

*                 Euro currency countries comprise 35.2% of equity investments.

OAKMARK INTERNATIONAL FUND

Schedule of Investments—June 30, 2012 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—95.9%

Advertising—2.1%
Publicis Groupe SA (France) (b)	Advertising & Media Services	3,926,300	$179,122,699

Apparel, Accessories & Luxury Goods—1.7%
Cie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	2,550,200	139,311,879

Application Software—1.8%
SAP AG (Germany)	Develops Business Software	2,584,900	152,257,487

Asset Management & Custody Banks—2.4%
Schroders PLC (United Kingdom)	International Asset Management	9,666,600	202,261,798

Automobile Manufacturers—9.1%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	7,039,300	280,920,335
Daimler AG (Germany)	Automobile Manufacturer	6,146,200	274,913,806
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	6,136,500	211,036,949
			766,871,090
Brewers—1.6%
Heineken Holdings NV (Netherlands)	Produces Beers, Spirits, Wines & Soft Drinks	3,038,600	135,817,616

Broadcasting—0.3%
Grupo Televisa SAB (Mexico) (c)	Television Production & Broadcasting	1,305,052	28,032,517

Building Products—1.8%
Assa Abloy AB, Class B (Sweden)	Develops, Designs & Manufactures Security Locks	4,412,800	122,863,957
Geberit AG (Switzerland)	Building Products	136,700	26,889,206
			149,753,163
Commodity Chemicals—1.4%
Orica, Ltd. (Australia)	Produces Industrial & Specialty Chemicals	4,557,200	115,161,373

Construction & Farm Machinery & Heavy Trucks—2.3%
Fiat Industrial SPA (Italy)	Branded Truck & Tractor Manufacturer	19,395,100	189,974,303

Construction Materials—2.0%
Holcim, Ltd. (Switzerland)	Produces & Markets Ready-Mixed Concrete, Cement, Clinker & Admixtures	3,075,600	169,633,525

Department Stores—2.1%
PPR (France)	Retails Consumer & Household Products	1,227,500	174,369,180

Distillers & Vintners—1.7%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	5,421,500	139,420,383

Name	Description	Shares Held	Value
Common Stocks—95.9% (cont.)

Diversified Banks—13.9%
BNP Paribas SA (France)	Commercial Bank	7,401,126	$284,121,221
Lloyds Banking Group PLC (United Kingdom) (a)	Banking & Financial Services Provider	560,948,800	273,223,008
Intesa Sanpaolo SPA (Italy) (b)	Banking & Financial Services	183,404,600	259,485,983
Banco Santander SA (Spain)	Retail, Commercial & Private Banking & Asset Management Services	31,677,039	209,295,624
Bank of Ireland (Ireland) (a)	Commercial Bank	1,126,075,200	142,504,727
			1,168,630,563
Diversified Capital Markets—3.5%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	16,081,200	292,431,662

Diversified Chemicals—2.3%
Akzo Nobel NV (Netherlands)	Produces & Markets Chemicals, Coatings & Paints	4,115,478	192,909,288

Electronic Components—2.5%
OMRON Corp. (Japan)	Component, Equipment & System Manufacturer	9,968,600	208,263,739

Food Retail—2.8%
Tesco PLC (United Kingdom)	Food Retailer	29,160,500	141,599,056
Koninklijke Ahold NV (Netherlands)	Retails Health & Beauty Supplies, Prescriptions Drugs, Wine & Liquor	7,655,500	94,690,797
			236,289,853
Health Care Equipment—1.1%
Olympus Corp. (Japan) (a)	Optoelectronic Products Manufacturer	5,579,000	89,894,940

Human Resource & Employment Services—3.1%
Adecco SA (Switzerland)	Temporary Employment Services	5,860,000	259,305,695

Industrial Conglomerates—4.2%
Koninklijke (Royal) Philips Electronics NV (Netherlands)	Electronics Manufacturer	13,677,496	269,498,954
Smiths Group PLC (United Kingdom)	Global Technology Company	5,226,955	83,089,943
			352,588,897
Industrial Machinery—0.2%
Atlas Copco AB, Series B (Sweden)	International Industrial Equipment Manufacturer	849,300	16,132,826

Insurance Brokers—1.2%
Willis Group Holdings PLC (United Kingdom)	Professional Insurance, Reinsurance, Risk Management, Financial & Human Resource Consulting & Actuarial Services	2,761,109	100,752,867

Name	Description	Shares Held	Value
Common Stocks—95.9% (cont.)

Investment Banking & Brokerage—3.6%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	82,007,000	$304,698,555

Marine—2.4%
Kuehne + Nagel International AG (Switzerland)	Sea, Land & Rail Freight Transportation Businesses	1,919,500	202,638,045

Multi-line Insurance—2.6%
Allianz SE (Germany)	Insurance, Banking & Financial Services	2,184,500	218,698,251

Office Electronics—2.6%
Canon, Inc. (Japan)	Computers & Information	5,559,100	220,110,734

Packaged Foods & Meats—2.0%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	2,094,400	124,783,564
Danone SA (France)	Food Products	645,100	40,014,549
			164,798,113
Paper Packaging—2.2%
Amcor, Ltd. (Australia)	Packaging & Related Services	25,654,900	186,167,650

Pharmaceuticals—2.0%
Novartis AG (Switzerland)	Pharmaceuticals	2,205,300	122,910,362
Roche Holding AG (Switzerland)	Develops & Manufactures Pharmaceutical & Diagnostic Products	166,300	28,664,258
GlaxoSmithKline PLC (United Kingdom)	Pharmaceuticals	882,600	20,001,663
			171,576,283
Publishing—2.7%
Thomson Reuters Corp. (Canada)	Electronic Information & Solutions Company	5,572,100	158,553,911
Reed Elsevier PLC (United Kingdom)	Publisher & Information Provider	8,639,200	69,207,446
			227,761,357
Research & Consulting Services—1.0%
Meitec Corp. (Japan) (d)	Software Engineering Services	2,845,800	59,952,801
Experian Group, Ltd. (Ireland)	Credit & Marketing Services	1,426,001	20,111,164
			80,063,965
Security & Alarm Services—3.1%
Secom Co., Ltd. (Japan)	On-Line Centralized Security Services, Home Security Systems, & Home Medical Services	2,947,300	134,395,553
G4S PLC (United Kingdom)	Security Services	28,853,300	126,121,458
			260,517,011

Name	Description	Shares Held/ Par Value	Value
Common Stocks—95.9% (cont.)

Semiconductors—2.3%
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	5,132,700	$195,522,256

Specialty Chemicals—1.6%
Givaudan SA (Switzerland)	Manufactures & Markets Fragrances	139,760	136,866,586

Specialty Stores—1.2%
Signet Jewelers, Ltd. (United Kingdom)	Jewelry Retailer	2,331,200	102,596,112

Trading Companies & Distributors—1.5%
Wolseley PLC (United Kingdom)	Distributes Building Materials & Lumber Products	3,498,000	130,221,485

Total Common Stocks (Cost: $8,433,069,846)			$8,061,423,746

Short Term Investment—3.5%

Repurchase Agreement—3.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.1% dated 6/29/2012 due 7/2/2012, repurchase price $292,687,158, collateralized by a Federal National Mortgage Association Bond, with a rate of 2.000%, with a maturity of 8/18/2015, and with a fair value plus accrued interest of $36,322,063 and by a United States Treasury Bond with a rate of 4.250%, with a maturity of 8/15/2015, and with a fair value plus accrued interest of $262,219,239 (Cost: $292,684,719)		$292,684,719	292,684,719

Total Short Term Investment (Cost: $292,684,719)			$292,684,719

Total Investments (Cost: $8,725,754,565)—99.4%			8,354,108,465

Foreign Currencies (Cost: $1,581,005)—0.0%(e)			1,578,137
Other Assets In Excess of Liabilities—0.6%			46,503,767

Total Net Assets—100%			$8,402,190,369

(a)	Non-income producing security
(b)	A portion of the security out on loan.
(c)	Sponsored American Depositary Receipt
(d)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(e)	Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2012 (Unaudited)

			% of Equity Investments
Europe 54.4%
		United Kingdom	18.6%
		Switzerland	12.6%
	*	Italy	7.2%
	*	Germany	6.0%
		Norway	3.3%
	*	France	2.9%
	*	Greece	2.2%
	*	Finland	0.8%
	*	Netherlands	0.5%
		Sweden	0.3%
Asia 29.8%
		Japan	29.8%
Australasia 12.2%
		Australia	10.9%
		New Zealand	1.3%
Middle East 1.8%
		Israel	1.8%
United States 1.8%
		United States	1.8%

*                 Euro currency countries comprise 19.6% of equity investments.

OAKMARK INTERNATIONAL SMALL CAP FUND

Schedule of Investments—June 30, 2012 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—95.3%

Advertising—1.4%
Asatsu-DK, Inc. (Japan)	Advertising Services Provider	719,200	$20,064,002

Air Freight & Logistics—1.3%
Freightways, Ltd. (New Zealand)	Express Package Services	5,990,400	18,221,064

Airport Services—2.7%
BBA Aviation PLC (United Kingdom)	Flight Support & Aftermarket Services & Systems Provider	12,057,900	38,524,366

Asset Management & Custody Banks—8.0%
Julius Baer Group, Ltd. (Switzerland)	Asset Management	1,500,500	54,161,228
Azimut Holding SPA (Italy)	Investment Management Services	3,134,414	32,050,115
MLP AG (Germany)	Asset Management	4,620,830	29,437,104
			115,648,447
Auto Parts & Equipment—8.0%
Toyota Industries Corp. (Japan)	Assembles Motor Vehicles & Manufactures Automotive Parts	1,255,600	35,530,959
Takata Corp. (Japan)	Manufactures & Distributes Automobile Parts & Safety Equipment	1,369,200	29,461,738
Nifco, Inc. (Japan)	Manufactures Synthetic Resinous Fasteners & Plastic Components For Automobiles & Home Electronic Appliances	1,118,300	26,833,044
Autoliv, Inc. (United States)	Develops & Manufactures Automotive Safety Systems	442,200	24,170,652
			115,996,393
Building Products—1.8%
Kaba Holding AG (Switzerland)	Provides Mechanical & Electronic Security Systems	68,200	25,867,355

Construction & Farm Machinery & Heavy Trucks—1.2%
Bucher Industries AG (Switzerland)	Manufactures Food Processing Machinery, Vehicles, & Hydraulic Components	112,920	18,011,998

Construction Materials—1.9%
Titan Cement Co. SA (Greece) (a)	Cement & Building Materials Producer & Distributor	1,545,321	27,182,875

Data Processing & Outsourced Services—0.9%
TKC Corp. (Japan)	Accounting, Tax & Law Database Consulting Services	634,800	13,071,631

Department Stores—2.2%
Myer Holdings, Ltd. (Australia)	Department Store Operator	19,237,300	31,798,329

Name	Description	Shares Held	Value
Common Stocks—95.3% (cont.)

Distillers & Vintners—0.7%
Treasury Wine Estates, Ltd. (Australia)	International Marketing & Distribution of Wine	2,343,500	$10,433,785

Diversified Support Services—2.4%
gategroup Holding AG (Switzerland) (a)	Airlines Service Provider	1,233,682	34,833,986

Drug Retail—2.7%
Sugi Holdings Co., Ltd. (Japan)	Drug Store Operator	1,171,000	38,278,889

Electrical Components & Equipment—2.2%
Prysmian SpA (Italy)	Develops, Designs, Produces, Supplies & Installs Cable	2,109,200	31,336,301

Electronic Components—3.4%
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	502,500	49,285,044

Electronic Equipment & Instruments—1.8%
Orbotech, Ltd. (Israel) (a) (b)	Optical Inspection Systems	3,337,600	25,432,512

Fertilizers & Agricultural Chemicals—2.9%
Incitec Pivot, Ltd. (Australia)	Fertilizer Manufacturer & Supplier	14,193,200	41,401,191

Food Retail—0.2%
Lawson, Inc. (Japan)	Convenience Store Operator	43,100	3,008,670

Health Care Services—1.9%
Primary Health Care, Ltd. (Australia)	Health Care Service Provider	9,149,200	27,624,396

Home Entertainment Software—2.5%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	2,285,000	35,703,572

Home Furnishing Retail—0.2%
Fourlis Holdings SA (Greece) (a)	Home Furnishing Retail and Wholesales Electric & Electronic Appliances	2,314,296	3,016,602

Home Improvement Retail—2.1%
Carpetright PLC (United Kingdom) (a)	Carpet Retailer	2,884,800	30,541,901

Human Resource & Employment Services—4.2%
Michael Page International PLC (United Kingdom)	Recruitment Consultancy Services	4,329,808	25,354,658
Pasona Group, Inc. (Japan) (b)	Placement Service Provider	32,040	22,165,660
SThree PLC (United Kingdom)	Communication & Technology Staffing Services	1,965,700	8,189,031
Brunel International NV (Netherlands)	Recruitment, Temporary Employment, Secondment & Contracting Services	75,300	2,973,113

Name	Description	Shares Held	Value
Common Stocks—95.3% (cont.)

Human Resource & Employment Services—4.2% (cont.)
Randstad Holding N.V. (Netherlands)	Temporary Assignments in Educational, Secretarial & Banking	76,400	$2,240,655
			60,923,117
Industrial Conglomerates—2.5%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	741,300	36,305,033

Industrial Machinery—5.4%
Interpump Group SpA (Italy) (b)	Pump & Piston Manufacturer	4,770,378	36,221,457
Duerr AG (Germany)	Automotive Industry Machinery Manufacturer	269,152	16,553,726
Burckhardt Compression Holding AG (Switzerland)	Manufactures Reciprocating Compressors	55,800	14,274,077
Konecranes OYJ (Finland)	Overhead Lifting Equipment & Maintenance Services	423,700	11,088,451
			78,137,711
Investment Banking & Brokerage—0.8%
Ichiyoshi Securities Co., Ltd. (Japan)	Stock Broker	2,057,800	11,584,537

IT Consulting & Other Services—5.8%
Atea ASA (Norway) (b)	Management & IT Consulting Services	5,101,000	44,804,661
Alten, Ltd. (France) (c)	Consulting & Engineering Services	833,200	23,065,305
Altran Technologies SA (France) (a)	Engineering & Technology Consulting Company	3,740,700	16,388,599
			84,258,565
Life Sciences Tools & Services—0.3%
Tecan Group AG (Switzerland) (a)	Manufactures & Distributes Laboratory Automation Components & Systems	66,900	4,616,710

Motorcycle Manufacturers—2.2%
Yamaha Motor Co., Ltd. (Japan)	Motorcycle Manufacturer	3,292,500	31,098,236

Office Electronics—2.0%
Konica Minolta Holdings, Inc. (Japan)	Manufactures Photo Films for Medical, Printing, Office & General Use	3,667,700	28,585,439

Oil & Gas Equipment & Services—0.1%
Fugro NV (Netherlands)	Collector, Processor & Interpreter of Geological Data	35,500	2,144,281

Packaged Foods & Meats—2.6%
Goodman Fielder, Ltd. (Australia)	Produces Food Products	67,274,200	37,870,312

Photographic Products—1.6%
Vitec Group PLC (United Kingdom) (b)	Photo Equipment & Supplies	2,145,559	22,597,813

Name	Description	Shares Held/ Par Value	Value
Common Stocks—95.3% (cont.)

Real Estate Services—2.6%
LSL Property Services PLC (United Kingdom) (b)	Residential Property Service Provider	10,375,000	$37,900,367

Research & Consulting Services—0.3%
Cision AB (Sweden) (a)	Business & Communication Intelligence	627,820	4,265,667

Soft Drinks—1.4%
Britvic PLC (United Kingdom)	Soft Drink Manufacturer & Marketer	3,975,000	20,537,761

Specialty Chemicals—6.1%
Kansai Paint Co., Ltd. (Japan)	Manufactures & Sells a Wide Range of Paints & Related Products	3,760,100	40,030,589
Taiyo Holdings Co., Ltd. (Japan)	Manufactures & Sells Resist Inks	1,032,700	25,825,574
Sika AG (Switzerland)	Manufactures Construction Materials	11,450	22,051,941
			87,908,104
Specialty Stores—0.4%
JJB Sports PLC (United Kingdom) (a) (b)	Sportswear & Sports Equipment Retailer	40,500,000	6,263,626

Technology Distributors—2.1%
Premier Farnell PLC (United Kingdom)	Distributes Electronic Components & Equipment	11,237,800	30,483,361

Trading Companies & Distributors—2.5%
Travis Perkins PLC (United Kingdom)	Markets & Distributes Products to the UK Construction & Building Trade Industry	2,211,300	33,610,646
Bunzl PLC (United Kingdom)	Outsourcing Solutions & Service Oriented Distribution	124,800	2,038,603
			35,649,249

Total Common Stocks (Cost: $1,519,752,626)			$1,376,413,198

Short Term Investment—3.5%

Repurchase Agreement—3.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.1% dated 6/29/2012 due 7/2/2012, repurchase price $51,120,999 collateralized by a Federal National Mortgage Association Bond, with a rate of 2.000%, with a maturity of 8/18/2015, and with a fair value plus accrued interest of $52,144,550 (Cost: $51,120,573)		$51,120,573	51,120,573

Total Short Term Investment (Cost: $51,120,573)			$51,120,573

Total Investments (Cost: $1,570,873,199)—98.8%			1,427,533,771
Foreign Currencies (Cost: $608,632)—0.1%			606,269
Other Assets In Excess of Liabilities—1.1%			16,575,284

Total Net Assets—100%			$1,444,715,324

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	A portion of the security out on loan.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund other than Select and Global Select is diversified in accordance with the 1940 Act.

Security valuation —

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States shall be valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation or at an evaluated price provided by an independent professional pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued at amortized cost, which approximates fair value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent professional pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE. At June 30, 2012 Equity and Income held a security for which a market quotation was not readily available and which was valued by the pricing committee at a fair value determined in good faith in accordance with procedures established by the Board of Trustees.

Fair value measurement—

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing each Fund’s assets and liabilities.  Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments.  Information on forward foreign currency contracts is presented by contract in the notes following the below summary:

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Oakmark
Common Stocks	$5,832,593,667	$0	$0
Short Term Investments	0	289,870,342	0
Total	$5,832,593,667	$289,870,342	$0
Select
Common Stocks	$2,822,229,280	$0	$0
Short Term Investments	0	114,379,183	0
Total	$2,822,229,280	$114,379,183	$0
Equity and Income
Common Stocks - Packaged Food & Meats	$0	$619,065,990	$0
Common Stocks - All Other	12,564,985,553	0	0
Fixed Income	0	4,200,168,146	0
Short Term Investments	0	1,221,742,623	0
Total	$12,564,985,553	$6,040,976,759	$0
Global
Common Stocks	$2,077,845,357	$0	$0
Short Term Investments	0	20,310,832	0
Forward Foreign Currency Contracts - Assets	0	19,122,681	0
Forward Foreign Currency Contracts - Liabilities	0	(1,356,884)	0
Total	$2,077,845,357	$38,076,629	$0
Global Select
Common Stocks	$508,034,739	$0	$0
Short Term Investments	0	20,676,597	0
Forward Foreign Currency Contracts - Assets	0	4,000,958	0
Forward Foreign Currency Contracts - Liabilities	0	(561,625)	0
Total	$508,034,739	$24,115,930	$0
International
Common Stocks	$8,061,423,746	$0	$0
Short Term Investments	0	292,684,719	0
Forward Foreign Currency Contracts - Assets	0	83,400,421	0
Forward Foreign Currency Contracts - Liabilities	0	(15,211,528)	0
Total	$8,061,423,746	$360,873,612	$0
Int’l Small Cap+
Common Stocks	$1,376,413,198	$0	$0
Warrants	0
Short Term Investments	0	51,120,573	0
Forward Foreign Currency Contracts - Assets	0	15,920,181	0
Forward Foreign Currency Contracts - Liabilities	0	(4,669,159)	0
Total	$1,376,413,198	$62,371,595	$0

+ On September 30, 2011, Int’l Small Cap held a security classified as Level 3 within the Investment Banking and Brokerage category with a fair value of zero. During the period ended June 30, 2012, while still valued at zero, this security was disposed of, resulting in a realized loss of $24,294,661. The Funds had no other purchases or sales of Level 3 securities during the 9-month period ended June 30, 2012.

Foreign currency translations —

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts—

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2012 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, which are considered derivative instruments under FASB ASC 815-10, each of whose counterparty is State Street Corporation, as follows:

Oakmark Global Fund

	Contract Amount	Settlement Date	Valuation at 6/30/12	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Japanese Yen	2,180,000,000	09/19/12	$27,304,158	$(912,254)
Swedish Krona	24,300,000	09/19/12	3,502,825	(67,943)
			$30,806,983	$(980,197)
Foreign Currency Sold:
Australian Dollar	21,240,000	03/20/13	$21,265,943	$(332,861)
Japanese Yen	25,210,000,000	09/19/12	315,751,293	15,336,534
Swedish Krona	58,500,000	09/19/12	8,432,727	(43,826)
Swiss Franc	94,900,000	12/19/12	100,486,963	3,786,147
			$445,936,926	$18,745,994

During the period ended June 30, 2012, the proceeds from forward foreign currency contracts opened for Global were $133,595,093 and the cost to close contracts was $332,428,498.

Oakmark Global Select Fund

	Contract Amount	Settlement Date	Valuation at 6/30/12	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Japanese Yen	1,390,000,000	09/19/12	$17,409,532	$(561,625)
			$17,409,532	$(561,625)
Foreign Currency Sold:
Japanese Yen	4,690,000,000	09/19/12	$58,741,514	$2,874,290
Swiss Franc	28,240,000	12/19/12	29,902,548	1,126,668
			$88,644,062	$4,000,958

During the period ended June 30, 2012, the proceeds from forward foreign currency contracts opened for Global Select were $31,029,216 and the cost to close contracts was $67,664,199.

Oakmark International Fund

	Contract Amount	Settlement Date	Valuation at 6/30/12	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Japanese Yen	38,800,000,000	09/19/12	$485,963,909	$(11,425,369)
			$485,963,909	$(11,425,369)
Foreign Currency Sold:
Australian Dollar	214,000,000	03/20/13	$214,261,386	$(3,353,686)
Japanese Yen	96,700,000,000	09/19/12	1,211,152,320	58,829,813
Swedish Krona	265,000,000	09/19/12	38,199,531	(198,527)
Swiss Franc	610,000,000	12/19/12	645,911,989	24,336,662
			$2,109,525,226	$79,614,262

During the period ended June 30, 2012, the proceeds from forward foreign currency contracts opened for International were $950,778,054 and the cost to close contracts was $2,394,208,091.

Oakmark Int’l Small Cap Fund

	Contract Amount	Settlement Date	Valuation at 6/30/12	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Japanese Yen	8,730,000,000	09/19/12	$109,341,880	$(2,825,518)
			$109,341,880	$(2,825,518)
Foreign Currency Sold:
Australian Dollar	101,200,000	03/20/13	$101,323,609	$(1,585,949)
Japanese Yen	21,415,000,000	09/19/12	268,219,513	13,010,678
Norwegian Krona	157,500,000	09/19/12	26,399,607	(217,244)
Swedish Krona	4,630,000	09/19/12	667,411	(3,469)
Swiss Franc	72,000,000	12/19/12	76,238,792	2,872,524
			$472,848,932	$14,076,540

During the period ended June 30, 2012, the proceeds from forward foreign currency contracts opened for Int’l Small Cap were $219,748,925 and the cost to close contracts was $488,685,283.

Short sales —

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale.  At June 30, 2012, none of the Funds had short sales.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (the “Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending —

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasuries maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.

At June 30, 2012, International and Int’l Small Cap had securities on loan with a value of $200,765,392 and $14,925,961 respectively, and held as collateral for the loans U.S. Treasury securities with a value of $212,166,463 and $15,672,793 respectively.

Restricted securities —

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security valuation section) since their acquisition dates. These securities are priced using market quotations or at amortized cost, and there are no unrestricted securities with the same maturity dates and yields for the issuer.

At June 30, 2012, Equity and Income held the following restricted securities:

Par	Security Name	Acquisition Date	Carrying Value	Cost	Value	Percentage of Net Assets
$11,450,000	Cabela’s Master Credit Card Trust, 144A, 0.792%, due 10/15/2019, Series 2011-4A, Class A2	10/20/2011	100.2983	100.0000	11,484,151	0.06%
25,000,000	John Deere Capital Co., 144A, 0.15%, due 7/12/2012	5/30/2012	99.9954	99.9821	24,998,854	0.13%
33,000,000	Kellogg Co., 144A, 0.20%, due 7/6/2012	6/21/2012	99.9972	99.9917	32,999,083	0.18%
10,000,000	Kellogg Co., 144A, 0.18%, due 7/5/2012	6/29/2012	99.9980	99.9970	9,999,800	0.05%
48,080,000	Kinectic Concepts, Inc., 144A 10.50% due 11/1/2018	10/25/2011	105.000	98.1980	50,484,000	0.27%
9,600,000	Kinectic Concepts, Inc., 144A 12.50% due 11/1/2019	2/9/2012	90.5000	98.7500	8,688,000	0.05%
2,880,000	Kinectic Concepts, Inc., 144A 12.50% due 11/1/2019	2/14/2012	90.5000	95.0000	2,606,400	0.01%
1,920,000	Kinectic Concepts, Inc., 144A 12.50% due 11/1/2019	4/10/2012	90.5000	92.5000	1,737,600	0.01%
1,000,000	Post Holdings, Inc., 144A, 7.375%, due 2/15/2022	1/27/2012	105.5000	100.0000	1,055,000	0.01%
11,700,000	Sealed Air Corp., 144A, 5.625%, due 7/15/2013	4/6/2004	103.2500	103.3100	12,080,250	0.06%
3,740,000	Sealed Air Corp., 144A, 5.625%, due 7/15/2013	8/20/2003	103.2500	96.4100	3,861,550	0.02%
3,000,000	Sealed Air Corp., 144A, 5.625%, due 7/15/2013	6/27/2003	103.2500	100.6800	3,097,500	0.02%
300,000	Sealed Air Corp., 144A, 5.625%, due 7/15/2013	8/21/2003	103.2500	96.7900	309,750	0.00%*
25,110,000	SSIF Nevada, LP, 144A, 1.167%, due 4/14/2014	1/12/2012	99.3296	98.8880	24,941,662	0.13%
9,620,000	SSIF Nevada, LP, 144A, 1.167%, due 4/14/2014	1/20/2012	99.3296	98.9060	9,555,508	0.05%
9,520,000	SSIF Nevada, LP, 144A, 1.167%, due 4/14/2014	1/9/2012	99.3296	98.8580	9,456,178	0.05%
5,750,000	SSIF Nevada, LP, 144A, 1.167%, due 4/14/2014	1/18/2012	99.3296	98.9020	5,711,452	0.03%
5,100,000	SSIF Nevada, LP, 144A, 1.167%, due 4/14/2014	1/5/2012	99.3296	98.7660	5,065,810	0.03%
20,000,000	Wellpoint, Inc., 144A, 0.31%, due 8/13/2012	6/11/2012	99.9600	99.9458	19,992,000	0.11%
13,100,000	Wellpoint, Inc., 144A, 0.25%, due 7/16/2012	6/22/2012	99.9896	99.9833	13,098,635	0.07%
10,000,000	Wellpoint, Inc., 144A, 0.32%, due 7/20/2012	5/22/2012	99.9831	99.9476	9,998,311	0.05%
10,000,000	Wellpoint, Inc., 144A, 0.32%, due 7/23/2012	5/23/2012	99.9813	99.9458	9,998,133	0.05%
1,900,000	Wellpoint, Inc., 144A, 0.23%, due 7/16/2012	6/27/2012	99.9904	99.9879	1,899,818	0.01%
					$273,119,445	1.45%

* Amount rounds to less than 0.01%

2. INVESTMENTS IN AFFILIATED ISSUERS

Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the nine month period ended June 30, 2012. Purchase and sale transactions and dividend income earned during the period on these securities are set forth below:

Schedule of Transactions with Affiliated Issuers

Oakmark Equity and Income Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2011	Value June 30, 2012
Broadridge Financial Solutions, Inc.	6,900,000	$0	$0	$3,312,000	$138,966,000	$146,763,000
Flowserve Corp.	3,639,184	4,024,078	0	3,784,751	265,245,748	417,596,364
Hospira, Inc. (a) (b)	5,715,500	27,118,794	104,269,985	0	296,000,000	199,928,190
L-3 Communications Holdings, Inc. (c)	0		371,945,101	2,892,820	334,638,000	0
PharMerica Corp. (a)	1,710,000	0	1,133,235	0	25,828,700	18,673,200
Varian Medical Systems, Inc. (a)	5,700,000	0	0	0	297,312,000	346,389,000
Walter Energy, Inc.	4,038,200	20,941,085	16,022,527	1,465,238	236,862,471	178,326,912
TOTALS		$52,083,957	$493,370,848	$11,454,809	$1,594,852,919	$1,307,676,666

Schedule of Transactions with Affiliated Issuers

Oakmark International Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2011	Value June 30, 2012
Meitec Corp.	2,845,800	$7,786,303	$0	$879,510	$47,315,554	$59,952,801
TOTALS		$7,786,303	$0	$879,510	$47,315,554	$59,952,801

Schedule of Transactions with Affiliated Issuers

Oakmark Int’l Small Cap Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2011	Value June 30, 2012
Atea ASA	5,101,000	$10,852,427	$4,560,322	$3,630,157	$35,155,506	$44,804,661
Interpump Group SpA (b)	4,770,378	3,251,787	7,149,594	722,756	29,367,429	36,221,457
Interpump Group SPA, Warrants (a) (c)	0	0	0	0	631,221	0
JJB Sports PLC (a)	40,500,000	1,805,185	0	0	8,099,423	6,263,626
LSL Property Services PLC	10,375,000	0	0	970,249	36,097,015	37,900,367
Orbotech, Ltd. (a)	3,337,600	0	0	0	32,307,968	25,432,512
Pasona Group, Inc.	32,040	0	244,473	402,918	32,819,315	22,165,660
Vitec Group PLC (b)	2,145,559	52,418	2,612,581	429,930	20,058,863	22,597,813
TOTALS		$15,961,817	$14,566,970	$6,156,010	$193,905,519	$195,386,096

(a) Non-income producing security.

(b) Due to transactions during the period ended June 30, 2012, the company is no longer an affiliated issuer.

(c) Position in issuer liquidated during the period ended June 30, 2012.

3. FEDERAL INCOME TAXES

At June 30, 2012 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows:

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	4,640,514,803	1,550,209,531	(68,260,325)	1,481,949,206
Select	2,089,901,700	869,833,802	(23,127,039)	846,706,763
Equity and Income	15,559,811,767	3,281,541,910	(235,391,365)	3,046,150,545
Global	1,997,850,068	387,967,436	(287,661,315)	100,306,121
Global Select	531,754,195	59,272,917	(62,315,776)	(3,042,859)
International	8,805,314,494	584,876,472	(1,036,082,501)	(451,206,029)
Int’l Small Cap	1,589,105,534	106,183,155	(267,754,918)	(161,571,763)

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	August 23, 2012

By:	/s/ Thomas E. Herman
Thomas E. Herman
Principal Financial Officer
Date:	August 23, 2012